Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets.
Schedule of changes in the carrying amount of other intangible assets

	For the year ended 31 December 2024
					Greenhouse	Other
	Development	Power Supply		Computer	gasses	Intangible
	Expenditure	Agreements	Rights of Use	Software	(Co2)	Assets	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2024	53,590	37,836	13,329	10,396	128,176	7,380	250,707
Additions	664	—	—	2,750	60,326	—	63,740
Disposals	—	—	—	—	(90,112)	—	(90,112)
Transfers from/(to) other accounts	328	—	(31)	—	—	(297)	—
Exchange differences	(3,361)	—	(193)	(389)	(7,827)	(173)	(11,943)
Balance at December 31, 2024	51,221	37,836	13,105	12,757	90,563	6,910	212,392

Accumulated depreciation (Note 27.6):
Balance at January 1, 2024	(36,353)	(37,836)	(12,142)	(5,076)	—	(4,679)	(96,086)
Depreciation and amortization for the period	(229)	—	—	(27)	—	(218)	(474)
Exchange differences	2,158	—	146	89	—	97	2,490
Balance at December 31, 2024	(34,424)	(37,836)	(11,996)	(5,014)	—	(4,800)	(94,070)

Impairment (Note 27.8):
Balance at January 1, 2024	(13,991)	—	(1,187)	—	—	(1,098)	(16,276)
Impairment losses for the period	—	—	—	—	—	—	—
Exchange differences	983	—	78	—	—	(12)	1,049
Balance at December 31, 2024	(13,008)	—	(1,109)	—	—	(1,110)	(15,227)

Carrying amount at December 31, 2024	3,789	—	—	7,743	90,563	1,000	103,095

	For the year ended 31 December 2023
					Greenhouse	Other
	Development	Power Supply		Computer	gasses	Intangible
	Expenditure	Agreements	Rights of Use	Software	(Co2)	Assets	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2023	49,694	37,836	13,239	5,530	107,770	8,134	222,203
Additions	1,210	—	—	3,273	113,101	—	117,584
Disposals	—	—	—	—	(96,451)	—	(96,451)
Transfers from/(to) other accounts	825	—	—	1,489		(396)	1,918
Exchange differences	1,861	—	90	104	3,756	(358)	5,453
Balance at December 31, 2023	53,590	37,836	13,329	10,396	128,176	7,380	250,707

Accumulated depreciation (Note 27.6):
Balance at January 1, 2023	(35,126)	(37,836)	(12,054)	(4,623)	—	(4,670)	(94,309)
Depreciation and amortization for the period	(21)	—	—	(427)	—	(215)	(663)
Disposals	82	—	—		—	—	82
Transfers from/(to) other accounts	(26)	—	—		—	—	(26)
Exchange differences	(1,262)	—	(88)	(26)	—	206	(1,170)
Balance at December 31, 2023	(36,353)	(37,836)	(12,142)	(5,076)	—	(4,679)	(96,086)

Impairment (Note 27.8):
Balance at January 1, 2023	(13,715)	—	(1,148)	—	—	(1,234)	(16,097)
Transfers from/(to) other accounts	261	—	—	—	—	—	261
Exchange differences	(537)	—	(39)	—	—	136	(440)
Balance at December 31, 2023	(13,991)	—	(1,187)	—	—	(1,098)	(16,276)

Carrying amount at December 31, 2023	3,246	—	—	5,320	128,176	1,603	138,345